Financial Risk Management - Summary of Movement of Interest Bearing Liabilities and Related Derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Proceeds from interest bearing liabilities	$ 528	$ 1,577	$ 7,239
Settlements of debt related instruments	(218)	36	156
Repayment of interest bearing liabilities	(4,188)	(7,114)	$ (2,781)
Change from Net financing cash flows	(3,878)
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At the beginning of the financial year	2,281
Proceeds from interest bearing liabilities	500
Repayment of interest bearing liabilities	(221)
Change from Net financing cash flows	279
Other movements:
Other interest bearing liabilities/derivative related changes	(5)
At the end of the financial year	2,555	2,281
Notes and debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At the beginning of the financial year	27,041
Repayment of interest bearing liabilities	(3,736)
Change from Net financing cash flows	(3,736)
Other movements:
Interest rate impacts	(353)
Foreign exchange impacts	245
Other interest bearing liabilities/derivative related changes	101
At the end of the financial year	23,298	27,041
Finance leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At the beginning of the financial year	897
Repayment of interest bearing liabilities	(81)
Change from Net financing cash flows	(81)
Other movements:
Foreign exchange impacts	(9)
Liabilities transferred to held for sale	(5)
At the end of the financial year	802	897
Bank overdraft and short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At the beginning of the financial year	45
Other movements:
Other interest bearing liabilities/derivative related changes	13
At the end of the financial year	58	45
Other interest bearing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At the beginning of the financial year	210
Proceeds from interest bearing liabilities	28
Repayment of interest bearing liabilities	(150)
Change from Net financing cash flows	(122)
Other movements:
Other interest bearing liabilities/derivative related changes	4
At the end of the financial year	92	210
Cross currency and interest rate swaps [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
At the beginning of the financial year	740
Settlements of debt related instruments	(218)
Change from Net financing cash flows	(218)
Other movements:
Interest rate impacts	329
Foreign exchange impacts	(254)
Other interest bearing liabilities/derivative related changes	208
At the end of the financial year	$ 805	$ 740